6. INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2013
Income Taxes Tables
Schedule of provision for income tax
Three months ended September 30, 2013
Federal income tax benefit attributed to:
Net operating loss	$160,485
Valuation	(160,485)
Net benefit	$-

Schedule of deferred tax amounts
Inception (June 5, 2013)
to September 30, 2013
Deferred tax attributed:
Net operating loss carryover	$160,484
Less: change in valuation allowance	(160,484)
Net deferred tax asset	$-